Investment Objectives and Goals - Roundhill Russell 2000 0DTE Covered Call Strategy ETF	Aug. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Russell 2000 0DTE Covered Call Strategy ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Fund’s primary investment objective is to provide current income.
Objective, Secondary [Text Block]	The Fund’s secondary investment objective is to provide capital appreciation.